Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

August 31, 2020

NMF-QTLY-1020
1.805750.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 2.1%
Cogent Communications Group, Inc.	133,200	$8,959
Verizon Communications, Inc.	633,500	37,548
		46,507
Entertainment - 0.3%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,929,314	5,855
Media - 3.0%
Comcast Corp. Class A	1,377,900	61,744
Sinclair Broadcast Group, Inc. Class A (e)	220,000	4,578
		66,322
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	202,137	23,585

TOTAL COMMUNICATION SERVICES		142,269

CONSUMER DISCRETIONARY - 12.0%
Automobiles - 1.4%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	6,167,500	4,646
Fiat Chrysler Automobiles NV	1,356,900	14,967
General Motors Co. (e)	404,600	11,988
		31,601
Hotels, Restaurants & Leisure - 0.9%
Churchill Downs, Inc.	59,300	10,363
Dunkin' Brands Group, Inc.	137,500	10,461
		20,824
Household Durables - 1.8%
D.R. Horton, Inc.	260,300	18,578
Mohawk Industries, Inc. (a)	82,300	7,599
NVR, Inc. (a)	3,110	12,964
		39,141
Internet & Direct Marketing Retail - 1.0%
Coupang unit (c)(d)	734,506	5,509
The Booking Holdings, Inc. (a)	8,300	15,857
		21,366
Leisure Products - 2.4%
American Outdoor Brands, Inc. (a)	122,325	1,863
New Academy Holding Co. LLC unit (a)(c)(d)(g)	66,000	3,619
Peloton Interactive, Inc. Class A (a)	494,716	37,930
Smith & Wesson Brands, Inc. (a)	489,300	8,935
		52,347
Specialty Retail - 2.6%
AutoZone, Inc. (a)	10,300	12,322
Best Buy Co., Inc.	119,500	13,254
National Vision Holdings, Inc. (a)	325,200	12,218
TJX Companies, Inc.	381,000	20,875
		58,669
Textiles, Apparel & Luxury Goods - 1.9%
Allbirds, Inc. (a)(c)(d)	22,235	257
Brunello Cucinelli SpA	822,600	25,955
PVH Corp.	120,000	6,691
Tapestry, Inc.	374,300	5,513
Under Armour, Inc. Class A (sub. vtg.) (a)	408,400	4,006
		42,422

TOTAL CONSUMER DISCRETIONARY		266,370

CONSUMER STAPLES - 4.1%
Beverages - 0.4%
Diageo PLC sponsored ADR	75,000	10,080
Food & Staples Retailing - 0.8%
Kroger Co.	491,700	17,544
Food Products - 0.9%
Danone SA	153,900	10,120
Greencore Group PLC	5,282,961	8,877
		18,997
Household Products - 0.7%
Reckitt Benckiser Group PLC	165,200	16,583
Personal Products - 1.3%
Edgewell Personal Care Co. (a)	325,400	9,342
Unilever NV	320,300	18,612
		27,954

TOTAL CONSUMER STAPLES		91,158

ENERGY - 9.5%
Energy Equipment & Services - 0.9%
Borr Drilling Ltd. (a)(e)	816,640	718
Oceaneering International, Inc. (a)	523,752	2,823
Odfjell Drilling Ltd. (a)	3,992,224	5,301
Pacific Drilling SA (a)(e)	394,783	98
Schlumberger Ltd.	448,300	8,522
TechnipFMC PLC	302,000	2,325
		19,787
Oil, Gas & Consumable Fuels - 8.6%
BP PLC sponsored ADR	595,573	12,465
Cabot Oil & Gas Corp.	523,300	9,927
Cenovus Energy, Inc. (Canada)	2,309,000	10,905
Cheniere Energy, Inc. (a)	372,000	19,363
Energy Transfer Equity LP	725,500	4,658
Exxon Mobil Corp.	1,131,800	45,204
GasLog Ltd. (e)	438,641	1,294
Golar LNG Ltd. (a)(e)	791,400	8,191
Hess Corp. (e)	701,600	32,302
Kosmos Energy Ltd.	2,698,800	3,967
New Fortress Energy LLC	474,900	12,713
The Williams Companies, Inc.	978,297	20,309
Valero Energy Corp.	173,000	9,098
		190,396

TOTAL ENERGY		210,183

FINANCIALS - 17.3%
Banks - 6.7%
Bank of America Corp.	2,136,500	54,994
Comerica, Inc.	176,400	6,973
HDFC Bank Ltd. sponsored ADR	237,800	11,795
PNC Financial Services Group, Inc.	217,500	24,186
Wells Fargo & Co.	1,700,600	41,069
Wintrust Financial Corp.	201,300	8,761
		147,778
Capital Markets - 4.3%
Goldman Sachs Group, Inc.	84,900	17,393
Morgan Stanley	321,300	16,791
Northern Trust Corp.	147,200	12,054
The NASDAQ OMX Group, Inc.	139,300	18,725
TPG Specialty Lending, Inc.	1,082,339	19,049
Virtu Financial, Inc. Class A	444,695	11,486
		95,498
Insurance - 4.9%
American International Group, Inc.	1,009,500	29,417
Arch Capital Group Ltd. (a)	625,100	19,716
Chubb Ltd.	204,109	25,514
First American Financial Corp.	130,200	6,845
Hiscox Ltd.	663,207	7,034
MetLife, Inc.	366,300	14,088
RenaissanceRe Holdings Ltd.	34,200	6,284
		108,898
Thrifts & Mortgage Finance - 1.4%
Housing Development Finance Corp. Ltd.	341,868	8,552
Radian Group, Inc.	1,499,623	23,154
		31,706

TOTAL FINANCIALS		383,880

HEALTH CARE - 16.0%
Biotechnology - 1.8%
Amgen, Inc.	97,300	24,648
Regeneron Pharmaceuticals, Inc. (a)	17,400	10,787
Viela Bio, Inc.	121,600	4,097
		39,532
Health Care Equipment & Supplies - 4.6%
Becton, Dickinson & Co.	93,200	22,626
Boston Scientific Corp. (a)	618,800	25,383
Danaher Corp.	114,400	23,620
Hologic, Inc. (a)	176,800	10,558
Intuitive Surgical, Inc. (a)	26,800	19,587
		101,774
Health Care Providers & Services - 4.4%
Centene Corp. (a)	303,700	18,623
Cigna Corp.	107,600	19,085
Oak Street Health, Inc. (a)	3,500	156
Oak Street Health, Inc.	273,633	10,991
UnitedHealth Group, Inc.	134,100	41,913
Universal Health Services, Inc. Class B	71,900	7,934
		98,702
Life Sciences Tools & Services - 0.7%
Bruker Corp.	353,022	14,834
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	405,900	25,247
Eli Lilly & Co.	181,100	26,873
Kala Pharmaceuticals, Inc. (a)	437,700	3,896
Prestige Brands Holdings, Inc. (a)	233,500	8,506
Roche Holding AG (participation certificate)	60,080	21,017
Sanofi SA	138,300	14,008
		99,547

TOTAL HEALTH CARE		354,389

INDUSTRIALS - 13.6%
Aerospace & Defense - 4.0%
General Dynamics Corp.	131,800	19,684
Huntington Ingalls Industries, Inc.	123,100	18,652
Kratos Defense & Security Solutions, Inc. (a)	530,000	10,362
Northrop Grumman Corp.	73,500	25,182
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	58,589	15,819
Class C (a)(c)(d)	818	221
		89,920
Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (a)	108,800	9,604
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	140,500	11,813
Commercial Services & Supplies - 1.3%
IAA Spinco, Inc. (a)(e)	198,100	10,365
KAR Auction Services, Inc.	225,000	3,902
Stericycle, Inc. (a)	155,200	9,950
U.S. Ecology, Inc.	142,656	5,297
		29,514
Construction & Engineering - 0.8%
AECOM (a)	261,500	10,332
Argan, Inc.	170,800	7,230
		17,562
Electrical Equipment - 0.3%
Melrose Industries PLC	4,820,328	6,560
Industrial Conglomerates - 3.7%
General Electric Co.	12,927,100	81,954
Machinery - 1.2%
Donaldson Co., Inc.	220,900	11,125
Ingersoll Rand, Inc. (a)	236,500	8,292
Pentair PLC	148,600	6,708
		26,125
Marine - 0.6%
Goodbulk Ltd. (a)(d)	959,290	12,301
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A (e)	371,386	16,883

TOTAL INDUSTRIALS		302,236

INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 2.1%
Cisco Systems, Inc.	749,700	31,652
Ericsson (B Shares)	1,313,400	15,314
		46,966
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	179,682	19,729
Keysight Technologies, Inc. (a)	123,700	12,187
		31,916
IT Services - 4.5%
Akamai Technologies, Inc. (a)	137,000	15,951
Black Knight, Inc. (a)	121,749	10,239
Euronet Worldwide, Inc. (a)	61,000	6,306
Fidelity National Information Services, Inc.	128,000	19,309
Fiserv, Inc. (a)	1	0
Leidos Holdings, Inc.	99,300	8,986
Visa, Inc. Class A	186,100	39,451
		100,242
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	96,000	11,220
Lam Research Corp.	31,200	10,494
NVIDIA Corp.	69,300	37,074
		58,788

TOTAL INFORMATION TECHNOLOGY		237,912

MATERIALS - 4.3%
Chemicals - 1.3%
LG Chemical Ltd.	29,100	18,134
Nutrien Ltd.	176,520	6,538
Olin Corp.	328,500	3,696
		28,368
Containers & Packaging - 1.0%
Avery Dennison Corp.	61,300	7,073
O-I Glass, Inc.	1,314,200	14,298
		21,371
Metals & Mining - 2.0%
Franco-Nevada Corp.	133,400	20,063
Newcrest Mining Ltd.	422,346	9,956
Novagold Resources, Inc. (a)	1,442,480	15,317
		45,336

TOTAL MATERIALS		95,075

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Cousins Properties, Inc.	193,288	5,770
Gaming & Leisure Properties	180,282	6,553
Healthcare Trust of America, Inc.	244,500	6,452
Simon Property Group, Inc.	85,200	5,781
Spirit Realty Capital, Inc.	294,660	10,463
VEREIT, Inc.	786,500	5,285
VICI Properties, Inc.	503,700	11,253
		51,557
UTILITIES - 1.6%
Electric Utilities - 1.6%
Duke Energy Corp.	264,000	21,210
Southern Co.	295,600	15,424
		36,634
TOTAL COMMON STOCKS
(Cost $1,990,599)		2,171,663

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc.:
Series A (a)(c)(d)	8,775	101
Series B (a)(c)(d)	1,540	18
Series C (a)(c)(d)	14,735	170
Series D (c)(d)	28,273	327
Series Seed (a)(c)(d)	41,664	482
Bolt Threads, Inc. Series D (a)(c)(d)	390,327	6,866
		7,964
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc.:
Series C (c)(d)	1,587	25
Series D (c)(d)	25,534	400
Series I (c)(d)	60,179	942
		1,367
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Butterfly Network, Inc. Series D (a)(c)(d)	658,083	8,687
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	7,570	2,044
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,590)		20,062
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	2,915	2,915
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(h)	214	2
TOTAL CORPORATE BONDS
(Cost $3,132)		2,917

Preferred Securities - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. 5% 5/21/22 (Cost $4,032)(c)(d)	4,032	4,032
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	6,453,247	498
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	5,578,431	3,626
TOTAL OTHER
(Cost $8,383)		4,124

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.12% (i)	17,720,938	17,724
Fidelity Securities Lending Cash Central Fund 0.11% (i)(j)	20,496,416	20,498
TOTAL MONEY MARKET FUNDS
(Cost $38,222)		38,222
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,060,958)		2,241,020
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(19,437)
NET ASSETS - 100%		$2,221,583

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,413,000 or 2.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,648,000 or 0.2% of net assets.

 (g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$244
Allbirds, Inc. Series A	10/9/18	$96
Allbirds, Inc. Series B	10/9/18	$17
Allbirds, Inc. Series C	10/9/18	$162
Allbirds, Inc. Series D	12/23/19	$364
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$416
Bolt Threads, Inc. Series D	12/13/17	$6,261
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$2,915
Butterfly Network, Inc. Series D	5/4/18	$6,759
Butterfly Network, Inc. 5% 5/21/22	5/19/20	$4,032
Coupang unit	6/12/20	$5,509
New Academy Holding Co. LLC unit	8/1/11	$6,956
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Sweetgreen, Inc. Series C	9/13/19	$27
Sweetgreen, Inc. Series D	9/13/19	$437
Sweetgreen, Inc. Series I	9/13/19	$1,029
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$2,799
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$5,577
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$165
Fidelity Securities Lending Cash Central Fund	577
Total	$742

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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